Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Sales and others		₩ 4,232,231	₩ 4,920,246	₩ 3,580,817
Dividend income		4,461	4,068	8,239
Purchase of raw material and others		303,229	437,650	365,466
Acquisition of property, plant and equipment		548,051	451,395	256,140
Outsourcing fees		64,492	72,156	74,070
Other costs		264,174	254,771	244,787
Trade accounts and notes receivable and others		330,003	759,533
Trade accounts and notes payable and others		358,137	256,260
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others				22
Dividend income		4,461	4,068	8,239
Purchase of raw material and others		272,649	390,188	320,415
Acquisition of property, plant and equipment		29,951	54,071	22,603
Outsourcing fees		64,492	72,156	74,070
Other costs		14,599	14,122	7,799
Trade accounts and notes receivable and others		878	881
Trade accounts and notes payable and others		43,369	105,180
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				22
Dividend income			200	200
Purchase of raw material and others		58	713	80
Outsourcing fees		64,492	72,156	74,070
Other costs		3,617	1,485	1,112
Trade accounts and notes receivable and others			3
Trade accounts and notes payable and others		3,756	2,748
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		4,361	3,668	7,739
Purchase of raw material and others		245,962	365,400	299,737
Other costs		2,942	2,734	2,862
Trade accounts and notes payable and others		30,431	79,302
Associates [Member] | WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		12,321	13,541	13,857
Other costs		2	79	35
Trade accounts and notes receivable and others		878	878
Trade accounts and notes payable and others		1,502	2,915
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		100	200	300
Purchase of raw material and others		14,291	10,337	6,648
Acquisition of property, plant and equipment		29,951	54,071	22,603
Other costs		8,038	9,824	3,790
Trade accounts and notes payable and others		7,680	20,116
Associates [Member] | Material Science Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		17	187	93
Trade accounts and notes payable and others			99
Associates [Member] | Cynora GmbH [Member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others			10
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		238,358	270,396	647,329
Purchase of raw material and others		19,808	19,805	19,810
Acquisition of property, plant and equipment		517,476	395,654	233,504
Other costs		137,703	130,924	141,191
Trade accounts and notes receivable and others		69,447	67,629
Trade accounts and notes payable and others		99,934	105,918
Subsidiaries of the entity that has significant influence over the Controlling Company [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		3,993,873	4,649,850	2,933,466
Purchase of raw material and others		10,772	27,657	25,241
Acquisition of property, plant and equipment		624	1,670	33
Other costs		111,872	109,725	95,797
Trade accounts and notes receivable and others		259,678	691,023
Trade accounts and notes payable and others		214,834	45,162
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		70,514	97,475	53,441
Other costs		519	418	173
Trade accounts and notes receivable and others		5,669	7,319
Trade accounts and notes payable and others		15	111
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		468,380	414,806	332,977
Acquisition of property, plant and equipment			607
Other costs		882	1,445	1,138
Trade accounts and notes receivable and others		50,173	52,327
Trade accounts and notes payable and others		53	252
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		334,099	449,390	439,674
Other costs		1,178	1,263	1,333
Trade accounts and notes receivable and others		30,018	102,691
Trade accounts and notes payable and others			155
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		23,458	98,812	95,465
Other costs		414	1,141	303
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		88,835	154,565	111,710
Other costs		200	543	230
Trade accounts and notes receivable and others		10,997	5,910
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		27,698	3,753	5,321
Purchase of raw material and others		10,122	26,874	25,012
Acquisition of property, plant and equipment			451
Other costs		79,515	85,471	76,530
Trade accounts and notes receivable and others	[1]	3,838	767
Trade accounts and notes payable and others	[1]	209,032	40,135
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Qingdao LG Inspur Digital Communication Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				7,298
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1,178,140	1,254,164	729,135
Other costs		1,089	577	1,188
Trade accounts and notes receivable and others		94,346	218,206
Trade accounts and notes payable and others		155	22
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		3,433	5,046
Other costs		615	659
Trade accounts and notes receivable and others			2,046
Trade accounts and notes payable and others		77	53
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1,195,146	1,256,107	780,710
Other costs		958	1,011	1,044
Trade accounts and notes receivable and others		16,760	195,093
Trade accounts and notes payable and others		167	10
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicali, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others			269,305	145,032
Other costs			89	52
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		72,055	106,469	69,853
Other costs		372	159	375
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing Vehicle Components Co.,Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			2,009
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Technology Ventures LLC [Member]
Disclosure of transactions between related parties [Line Items]
Other costs		4,922	4,411
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Japan, Inc. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment		16	10	33
Other costs		7,307	5,334	5,635
Trade accounts and notes payable and others		566	471
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | P.T. LG Electronics Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		531,543	537,944	157,820
Other costs		1,415	574	164
Trade accounts and notes receivable and others		45,617	73,732
Trade accounts and notes payable and others		195	32
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | HI-M Solutek Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		58	44
Other costs		9,258	5,662
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		572	5	5,030
Purchase of raw material and others		592	739	229
Acquisition of property, plant and equipment		608	602
Other costs		913	968	₩ 7,632
Trade accounts and notes receivable and others		2,260	32,932
Trade accounts and notes payable and others		4,574	₩ 3,921
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics U.S.A. Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Other costs		₩ 2,315

[1]	(*) Including deposits received amount W180,000 million from lease agreement.